UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21124

Name of Fund: BlackRock New York Municipal Income Trust II (BFY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Municipal Income Trust II, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 11/30/2007

Item 1 – Schedule of Investments

BlackRock New York Municipal Income Trust II
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
	Face
	Amount	Municipal Bonds	Value
New York - 144.9%	$345	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A,
		7% due 5/01/2025	$288
	220	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A,
		7% due 5/01/2035	180
	1,710	Clarence, New York, IDA, Civic Facility Revenue Bonds (Bristol Village Project), 6% due 1/20/2044 (e)	1,848
	4,000	Dutchess County, New York, IDA, Civic Facility Revenue Bonds (Vassar College Project), 5.35% due 8/01/2011 (g)	4,330
	625	Essex County, New York, IDA, Solid Waste Disposal, Revenue Refunding Bonds (International Paper Company), AMT,
		Series A, 5.50% due 10/01/2026	611
	250	Genesee County, New York, IDA, Civic Facility Revenue Refunding Bonds
		(United Memorial Medical Center Project), 5% due 12/01/2027	228
	3,250	Geneva, New York, IDA, Civic Facility Revenue Refunding Bonds (Hobart and William Smith Project), Series A, 5.375% due
		2/01/2033	3,384
	385	Herkimer County, New York, IDA, Civic Facility Revenue Bonds (Herkimer College Foundation Inc.),
		6.25% due 8/01/2034	399
	3,515	Long Island Power Authority, New York, Electric System Revenue Bonds, 5.04% due 6/01/2028 (h)(d)	1,348
	5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Revenue Refunding Bonds, Series A,
		5% due 11/15/2030	5,112
	2,000	Metropolitan Transportation Authority, New York, Revenue Refunding Bonds, Series A, 5.25% due 11/15/2031 (c)	2,104
	5,000	Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds, Series A,
		5.125% due 1/01/2029	5,167
	1,420	New York City, New York, City Housing Development Corporation, M/F Housing Revenue Bonds, AMT,
		Series J-2, 4.75% due 11/01/2027	1,367
	980	New York City, New York, City IDA, Mortgage Revenue Bonds (Eger Harbor House Inc. Project), Series A,
		4.95% due 11/20/2032 (e)	984
	975	New York City, New York, City IDA, Mortgage Revenue Bonds (Eger Harbor House Inc. Project), Series A,
		5.875% due 5/20/2044 (e)	1,063
	500	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project),
		5% due 1/01/2039 (b)	516
	2,250	New York City, New York, City IDA, PILOT Revenue Bonds (Queens Baseball Stadium Project),
		5% due 1/01/2046 (b)	2,306
	1,000	New York City, New York, City IDA, Revenue Bonds (IAC/InterActiveCorp Project), 5% due 9/01/2035	923
Portfolio Abbreviations
To simplify the listings of BlackRock New York Municipal Income Trust II's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
COP	Certificates of Participation	PILOT	Payment in Lieu of Taxes
GO	General Obligation Bonds	TFABS	Tobacco Flexible Amortization Bonds
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds

BlackRock New York Municipal Income Trust II
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
Face
Amount	Municipal Bonds	Value
$1,600	New York City, New York, City IDA, Special Facility Revenue Bonds
	(American Airlines, Inc. - JFK International Airport), AMT, 7.625% due 8/01/2025	$1,753
1,500	New York City, New York, City IDA, Special Facility Revenue Bonds
	(Continental Airlines Inc. Project), AMT, 7.75% due 8/01/2031	1,652
1,100	New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System
	Revenue Bonds, Series AA, 4.50% due 6/15/2037 (k)	1,074
450	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds,
	Series A, 4.25% due 6/15/2039 (d)	420
5,000	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System, Revenue Refunding Bonds,
	Series A, 5.125% due 6/15/2034	5,143
5,000	New York City, New York, City Transit Authority, Metropolitan Transportation Authority, Triborough COP,
	Series A, 5.25% due 1/01/2010 (b)(g)	5,254
500	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-1,
	5% due 7/15/2031 (c)	524
3,000	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-2,
	4.50% due 1/15/2031 (c)	2,974
250	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-2,
	4.25% due 1/15/2034 (c)	237
5,000	New York City, New York, City Transitional Finance Authority, Future Tax Secured,
	Revenue Refunding Bonds, Series B, 5% due 11/01/2027	5,193
1,500	New York City, New York, GO, Series A, 5% due 8/01/2030	1,534
4,000	New York City, New York, GO, Series B, 5.75% due 12/01/2011 (g)	4,379
1,500	New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee Francais de New York Project), Series A, 5.375% due
	6/01/2023 (a)	1,478
1,000	New York City, New York, IDA, Civic Facility Revenue Refunding Bonds (Polytechnic University),
	5.25% due 11/01/2037 (a)	908
3,000	New York Convention Center Development Corporation, New York, Revenue Bonds (Hotel Unit Fee Secured),
	5% due 11/15/2035 (b)	3,110
2,535	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, 6% due 6/01/2043	2,599
675	New York Liberty Development Corporation Revenue Bonds (National Sports Museum Project), Series A,
	6.125% due 2/15/2019	678
1,500	New York State Dormitory Authority, Mortgage Hospital Revenue Bonds (Saint Barnabas Hospital), Series A,
	5% due 2/01/2031 (b)(m)	1,535
500	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds (Manhattan College), Series B, 5.30% due
	7/01/2037 (n)	500
530	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
	(New York University Hospitals Center), Series B, 5.625% due 7/01/2037	519
250	New York State Dormitory Authority, Non-State Supported Debt Revenue Bonds
	(School District Financing Program), Series A, 5% due 10/01/2035 (d)	261

BlackRock New York Municipal Income Trust II
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
	Face
	Amount	Municipal Bonds	Value
	$500	New York State Dormitory Authority, Non-State Supported Debt, Revenue Refunding Bonds
		(Mount Sinai School of Medicine of New York University), 5% due 7/01/2035 (k)	$522
	2,500	New York State Dormitory Authority Revenue Bonds (Brooklyn Law School), Series B, 5.125% due 7/01/2030 (l)	2,585
	1,425	New York State Dormitory Authority Revenue Bonds (New School University), 5% due 7/01/2031 (k)	1,454
	2,000	New York State Dormitory Authority, Revenue Refunding Bonds (Kateri Residence), 5% due 7/01/2022	2,071
	2,000	New York State Dormitory Authority, Revenue Refunding Bonds (Mount Saint Mary College Project),
		5% due 7/01/2032	1,958
	5,500	New York State Energy Research and Development Authority, Facilities Revenue Bonds
		(Consolidated Edison Company of New York, Inc. Project), AMT, 4.70% due 6/01/2036	5,503
	1,500	New York State Energy Research and Development Authority, Gas Facilities Revenue Refunding Bonds
		(Brooklyn Union Gas Company/Keyspan), AMT, Series A, 4.70% due 2/01/2024 (c)	1,495
	2,000	New York State Urban Development Corporation, Personal Income Tax Revenue Bonds, Series B, 5% due 3/15/2035	2,072
	3,500	Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
		(Continental Airlines, Inc. - LaGuardia Project), AMT, 9.125% due 12/01/2015	3,628
	450	Suffolk County, New York, IDA, Continuing Care and Retirement, Revenue Refunding Bonds
		(Jeffersons Ferry Project), 5% due 11/01/2028	421
	2,500	Suffolk County, New York, IDA, IDR (Keyspan-Port Jefferson), AMT, 5.25% due 6/01/2027	2,521
	8,000	TSASC, Inc., New York, TFABS, Series 1, 5.75% due 7/15/2012 (g)	8,838
	150	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding Bonds, Series A, 5% due 1/01/2032	153
Puerto Rico - 8.5%	500	Children's Trust Fund Project of Puerto Rico, Tobacco Settlement Revenue Refunding Bonds,
		5.625% due 5/15/2043	492
	2,000	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds,
		Series D, 5.375% due 7/01/2012 (g)	2,178
	3,000	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds,
		Series N, 5.25% due 7/01/2039 (c)	3,178
	5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds, Series A, 5.14% due 8/01/2054 (h)(b)	451
		Total Municipal Bonds (Cost - $109,773) - 153.4%	113,403
		Corporate Bonds
Multi-State - 5.8%	500	Charter Mac Equity Issuer Trust, 5.75% due 4/30/2015 (j)	536
	1,500	Charter Mac Equity Issuer Trust, 6% due 4/30/2015 (j)	1,598
	1,000	Charter Mac Equity Issuer Trust, 6% due 4/30/2019 (j)	1,093
	1,000	Charter Mac Equity Issuer Trust, 6.30% due 4/30/2019 (j)	1,088
		Total Corporate Bonds (Cost - $4,000) - 5.8%	4,315

BlackRock New York Municipal Income Trust II
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
Shares
Held	Short-Term Securities	Value
415	CMA New York Municipal Money Fund, 3.07% (f)(i)	$415
	Total Short-Term Securities (Cost - $415) - 0.6%	415
	Total Investments (Cost - $114,188*) - 159.8%	118,133
	Other Assets Less Liabilities - 0.6%	463
	Preferred Shares, at Redemption Value - (60.4%)	(44,660)
	Net Assets Applicable to Common Shares - 100.0%	$73,936

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost	$114,027
Gross unrealized appreciation	$4,707
Gross unrealized depreciation	(601)
Net unrealized appreciation	$4,106

(a)	ACA Insured.
(b)	AMBAC Insured.
(c)	FGIC Insured.
(d)	FSA Insured.
(e)	GNMA Collateralized.
(f)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
CMA New York Municipal Money Fund	(496)	$5

(g)	Prerefunded.
(h)	Represents as zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(i)	Represents the current yield as of November 30, 2007.
(j)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(k)	MBIA Insured.
(l)	XL Capital Insured.
(m)	FHA Insured.
(n)	Radian Insured.

BlackRock New York Municipal Income Trust II
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)

•    Forward interest rate swaps outstanding as of November 30, 2007 were as follows:
	Notional	Unrealized
	Amount	Depreciation
Pay a fixed rate of 4.026% and receive a floating rate based on 1-week
(SIFMA) Municipal Swap Index rate
Broker, Citibank N.A.
Expires December 2032	$3,500	$(153)

Pay a fixed rate of 4.065% and receive a floating rate based on 1-week
(SIFMA) Municipal Swap Index rate
Broker, Citibank N.A.
Expires December 2037	$2,500	(120)
Total		$(273)

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Trust II

By:      /s/ Donald C. Burke
             Donald C. Burke,
            Chief Executive Officer of
            BlackRock New York Municipal Income Trust II

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Donald C. Burke
             Donald C. Burke,
            Chief Executive Officer (principal executive officer) of
            BlackRock New York Municipal Income Trust II

Date: January 16, 2008

By:      /s/ Neal J. Andrews
            Neal J. Andrews,
            Chief Financial Officer (principal financial officer) of
            BlackRock New York Municipal Income Trust II

Date: January 16, 2008